Risk management - Outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 887,454	€ 853,930
Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	646,357	587,056
Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	221,772	249,814
Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	5,798	5,555
Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	13,526	11,506
Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	225,532	210,046
Netherlands [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	169,111	144,134
Netherlands [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	51,818	60,937
Netherlands [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,794	1,993
Netherlands [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,808	2,983
Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	121,282	116,894
Belgium [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	78,294	73,010
Belgium [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	38,113	39,994
Belgium [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,159	1,023
Belgium [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,715	2,867
Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	140,722	118,561
Germany [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	118,082	95,685
Germany [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	21,185	21,616
Germany [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	516	555
Germany [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	939	705
Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	39,101	36,156
Poland [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	26,045	22,921
Poland [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	11,979	12,219
Poland [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	215	212
Poland [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	862	806
Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	34,512	30,785
Spain [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	26,622	23,598
Spain [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	7,468	6,832
Spain [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	102	85
Spain [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	320	270
United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	31,018	29,400
United Kingdom [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	25,924	24,429
United Kingdom [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,837	4,807
United Kingdom [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	101	17
United Kingdom [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	156	148
Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	25,330	27,827
Luxembourg [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	19,528	21,444
Luxembourg [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	5,530	6,229
Luxembourg [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	191	75
Luxembourg [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	81	79
France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	22,721	20,703
France [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	16,688	15,418
France [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	5,870	5,163
France [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	37	25
France [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	126	96
Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	82,324	88,679
Rest of Europe [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	51,233	50,878
Rest of Europe [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	29,051	35,775
Rest of Europe [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	679	484
Rest of Europe [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,360	1,541
America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	66,745	69,912
America [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	44,279	42,689
America [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	20,758	25,660
America [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	476	464
America [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,232	1,100
Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	47,594	55,188
Asia [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	35,879	41,134
Asia [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	10,696	13,553
Asia [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	94	347
Asia [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	925	154
Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	48,451	47,066
Australia [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	34,545	31,542
Australia [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	12,651	14,573
Australia [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	349	265
Australia [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	905	686
Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,121	2,713
Africa [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	127	175
Africa [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,816	2,457
Africa [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	83	9
Africa [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	95	71
Private Individuals [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	333,299	331,758
Private Individuals [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	114,219	117,194
Private Individuals [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	42,443	43,057
Private Individuals [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	88,178	84,281
Private Individuals [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	12,216	11,296
Private Individuals [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	21,775	20,758
Private Individuals [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	186	248
Private Individuals [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,203	3,019
Private Individuals [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,644	2,242
Private Individuals [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	14,717	15,626
Private Individuals [member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	169	222
Private Individuals [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	173	179
Private Individuals [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	33,346	33,602
Private Individuals [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	29	36
Central Banks [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	113,250	65,766
Central Banks [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	43,615	21,635
Central Banks [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	22,840	16,651
Central Banks [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	23,601	7,573
Central Banks [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	31	211
Central Banks [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,058	370
Central Banks [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,247	1,867
Central Banks [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,855	5,048
Central Banks [Member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	811	796
Central Banks [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,655	6,454
Central Banks [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	0	0
Central Banks [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,090	4,951
Central Banks [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,424	200
Central Banks [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	23	8
Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	53,509	56,788
Commercial Banks [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,640	1,918
Commercial Banks [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	265	358
Commercial Banks [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,546	4,231
Commercial Banks [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	607	254
Commercial Banks [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	468	743
Commercial Banks [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,931	7,206
Commercial Banks [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,478	3,771
Commercial Banks [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,218	5,945
Commercial Banks [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,926	7,398
Commercial Banks [member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	7,434	7,682
Commercial Banks [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	13,222	13,576
Commercial Banks [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,476	3,353
Commercial Banks [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	298	352
Natural resources [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	45,549	55,894
Natural resources [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,830	2,556
Natural resources [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,214	1,323
Natural resources [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,102	959
Natural resources [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	626	729
Natural resources [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	286	220
Natural resources [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,435	4,307
Natural resources [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	959	2,339
Natural resources [Member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	316	652
Natural resources [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	13,542	16,037
Natural resources [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	8,193	9,521
Natural resources [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	11,442	15,442
Natural resources [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	821	749
Natural resources [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	782	1,061
Central Governments [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	51,623	48,300
Central Governments [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,636	7,970
Central Governments [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,762	5,777
Central Governments [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,010	3,033
Central Governments [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	8,956	6,626
Central Governments [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,435	4,597
Central Governments [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	55	42
Central Governments [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	175	184
Central Governments [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,130	1,554
Central Governments [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	10,020	6,668
Central Governments [member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	8,949	9,724
Central Governments [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	344	1,071
Central Governments [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	712	689
Central Governments [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	439	367
Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	42,848	39,981
Non-Bank Financial Institutions [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,743	2,852
Non-Bank Financial Institutions [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	940	1,178
Non-Bank Financial Institutions [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,301	2,856
Non-Bank Financial Institutions [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,502	1,252
Non-Bank Financial Institutions [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	126	175
Non-Bank Financial Institutions [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,348	7,462
Non-Bank Financial Institutions [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,054	2,983
Non-Bank Financial Institutions [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,547	1,318
Non-Bank Financial Institutions [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,096	4,117
Non-Bank Financial Institutions [member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	14,726	12,145
Non-Bank Financial Institutions [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,089	3,178
Non-Bank Financial Institutions [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	376	315
Non-Bank Financial Institutions [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	0	149
Real estate [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	53,632	54,275
Real estate [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	18,349	18,478
Real estate [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	10,540	10,287
Real estate [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,374	1,418
Real estate [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,478	2,415
Real estate [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,460	1,390
Real estate [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	313	350
Real estate [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,846	3,865
Real estate [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,511	3,503
Real estate [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,839	4,539
Real estate [member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,889	3,685
Real estate [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	828	886
Real estate [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,197	3,450
Real estate [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	7	8
Transportation and logistics [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	28,960	30,980
Transportation and logistics [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,162	4,722
Transportation and logistics [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,016	2,298
Transportation and logistics [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,503	505
Transportation and logistics [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,018	1,100
Transportation and logistics [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	539	569
Transportation and logistics [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,934	2,081
Transportation and logistics [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	641	868
Transportation and logistics [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	782	812
Transportation and logistics [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,229	6,129
Transportation and logistics [member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,628	3,979
Transportation and logistics [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	5,468	6,818
Transportation and logistics [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	743	651
Transportation and logistics [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	295	447
Food, Beverages & Personal Care [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	22,843	24,802
Food, Beverages & Personal Care [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,623	6,301
Food, Beverages & Personal Care [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,783	3,095
Food, Beverages & Personal Care [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	306	322
Food, Beverages & Personal Care [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,932	2,093
Food, Beverages & Personal Care [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	515	329
Food, Beverages & Personal Care [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	782	995
Food, Beverages & Personal Care [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,663	1,779
Food, Beverages & Personal Care [Member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	789	874
Food, Beverages & Personal Care [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,202	2,602
Food, Beverages & Personal Care [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,975	4,632
Food, Beverages & Personal Care [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,072	1,651
Food, Beverages & Personal Care [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	191	111
Food, Beverages & Personal Care [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	10	19
Services [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	20,993	22,046
Services [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,281	4,683
Services [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	9,307	9,272
Services [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	584	574
Services [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	783	822
Services [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	159	162
Services [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	520	774
Services [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	454	646
Services [Member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	411	711
Services [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,054	1,109
Services [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,314	2,264
Services [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	612	604
Services [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	515	426
Services [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	0	0
General Industries [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	17,648	19,632
General Industries [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,176	4,096
General Industries [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,802	3,301
General Industries [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,030	1,143
General Industries [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,134	2,295
General Industries [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	252	274
General Industries [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	234	382
General Industries [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	266	437
General Industries [Member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	194	144
General Industries [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,014	3,504
General Industries [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,477	2,628
General Industries [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,053	1,423
General Industries [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	16	5
General Industries [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	0	0
Utilities [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	18,556	17,263
Utilities [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,731	1,331
Utilities [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,277	1,056
Utilities [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,815	1,673
Utilities [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	618	654
Utilities [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	610	418
Utilities [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,105	2,032
Utilities [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	583	571
Utilities [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	402	445
Utilities [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,975	3,103
Utilities [member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,196	3,493
Utilities [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,716	1,380
Utilities [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,292	843
Utilities [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	237	265
Lower Public Administration [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	19,464	17,397
Lower Public Administration [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	432	522
Lower Public Administration [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,875	5,949
Lower Public Administration [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	7,526	5,798
Lower Public Administration [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	721	727
Lower Public Administration [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	0	4
Lower Public Administration [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		0
Lower Public Administration [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	583	728
Lower Public Administration [Member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,693	471
Lower Public Administration [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	528	536
Lower Public Administration [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,026	958
Lower Public Administration [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	30	18
Lower Public Administration [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	2,050	1,686
Lower Public Administration [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	0	0
Chemicals Health and Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		16,443
Chemicals Health and Pharmaceuticals [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		4,160
Chemicals Health and Pharmaceuticals [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		3,517
Chemicals Health and Pharmaceuticals [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		935
Chemicals Health and Pharmaceuticals [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		1,066
Chemicals Health and Pharmaceuticals [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		112
Chemicals Health and Pharmaceuticals [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		95
Chemicals Health and Pharmaceuticals [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		257
Chemicals Health and Pharmaceuticals [Member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		524
Chemicals Health and Pharmaceuticals [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		2,812
Chemicals Health and Pharmaceuticals [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		2,286
Chemicals Health and Pharmaceuticals [Member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		474
Chemicals Health and Pharmaceuticals [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		205
Chemicals Health and Pharmaceuticals [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		0
Other [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	65,279	69,046
Other [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	14,094
Other [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	13,218
Other [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	3,843
Other [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	5,478
Other [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	829
Other [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,926
Other [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,572
Other [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,273
Other [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	9,527
Other [member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	7,769
Other [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,456
Other [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,293
Other [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 0
Other [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		52,603
Other [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		11,628
Other [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		9,774
Other [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		3,260
Other [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		4,614
Other [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		664
Other [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		1,560
Other [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		1,331
Other [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		712
Other [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		8,045
Other [member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		6,694
Other [member] | Asia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		3,536
Other [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		782
Other [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		€ 2